Schedule of inventories (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2026 SGD ($)
Schedule Of Inventories
Medicine,drugs and medical devices	$ 178,438		$ 489,062	$ 230,917
Inventories recognized as an expense in cost of sales	$ 113,253	$ 145,375	$ 658,479